INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investment Securities Details [Abstract]
Investment Securities Available For Sale Tables [Text Block]

	2013
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	1,843	120	-	1,963
Debt securities issued by other governments and public sector entities	2,710	34	(88)	2,656
Greek treasury bills	157	-	-	157
Foreign treasury bills	340	-	-	340
Debt securities issued by companies incorporated in Greece	416	27	(34)	409
Debt securities issued by companies incorporated outside Greece	463	18	(20)	461
Equity securities issued by companies incorporated in Greece	73	35	(1)	107
Equity securities issued by companies incorporated outside Greece	9	10	-	19
Mutual Fund units	242	32	(1)	273
Total available-for-sale securities	6,253	276	(144)	6,385

	2014
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	802	46	(111)	737
Debt securities issued by other governments and public sector entities	2,919	115	(13)	3,021
Greek treasury bills	168	-	-	168
Foreign treasury bills	270	-	(1)	269
Debt securities issued by companies incorporated in Greece	398	31	(27)	402
Debt securities issued by companies incorporated outside Greece	328	15	(13)	330
Equity securities issued by companies incorporated in Greece	35	9	(3)	41
Equity securities issued by companies incorporated outside Greece	8	11	-	19
Mutual Fund units	215	6	(5)	216
Total available-for-sale securities	5,143	233	(173)	5,203

The scheduled maturities of available-for-sale securities at December 31, 2013 and 2014 were as follows:
	2013		2014

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	2,502	2,547	989	1,008
Due from one to five years	1,800	1,817	1,781	1,694
Due from five to ten years	974	939	1,349	1,388
Due after ten years	653	683	766	837
Total debt securities	5,929	5,986	4,885	4,927
Equity securities and mutual fund units	324	399	258	276
Total	6,253	6,385	5,143	5,203

	2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Held to maturity investments in unrecognised loss position
Debt securities issued by other governments and public sector entities	687	(57)	-	-	687	(57)
Total held to maturity investments	687	(57)	-	-	687	(57)

The scheduled maturities of held-to-maturity securities at December 31, 2013 and 2014 were as follows:
	2013		2014

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	110	110	277	276
Due from one to five years	1,821	1,812	3,345	3,391
Due from five to ten years	7,897	7,954	6,935	7,164
Due after ten years	532	596	88	138
Total	10,360	10,472	10,645	10,969

Investment Securities Fair Value Tables [Text Block]
The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2013. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Debt securities issued by other governments and public sector entities	1,254	(85)	196	(3)	1,450	(88)
Debt securities issued by companies incorporated in Greece	3	(1)	105	(33)	108	(34)
Debt securities issued by companies incorporated outside Greece	125	(3)	179	(17)	304	(20)
Equity securities issued by companies incorporated in Greece	6	(1)	1	-	7	(1)
Mutual Fund units	12	(1)	4	-	16	(1)
Total available-for-sale securities	1,400	(91)	485	(53)	1,885	(144)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2014. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2014
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	501	(111)	-	-	501	(111)
Debt securities issued by other governments and public sector entities	338	(2)	384	(11)	722	(13)
Greek treasury bills	169	-	-	-	169	-
Foreign treasury bills	43	(1)	-	-	43	(1)
Debt securities issued by companies incorporated in Greece	72	(4)	105	(23)	177	(27)
Debt securities issued by companies incorporated outside Greece	10	(2)	105	(11)	115	(13)
Equity securities issued by companies incorporated in Greece	9	(3)	2	-	11	(3)
Mutual Fund units	67	(5)	1	-	68	(5)
Total available-for-sale securities	1,209	(128)	597	(45)	1,806	(173)

Investment Securities Scheduled Maturities Available For Sale Securities Tables [Text Block]

The following tables present the net gains / (losses) on available-for-sale securities and OTTI on available-for-sale and held-to-maturity securities for 2012, 2013 and 2014.
	2012	2013	2014
	(EUR in millions)
Gross realized gains on sales of available for sale securities
Greek government bonds	382	12	17
Debt securities issued by other governments and public sector entities	31	72	13
Corporate debt securities	8	109	15
Equity securities	2	57	30
Mutual fund units	15	49	39
Total gross realized gains on sales of available for sale securities	438	299	114
Gross realized losses on sales of available for sale securities
Greek government bonds	(73)	(3)	(8)
Debt securities issued by other governments and public sector entities	(11)	(3)	(3)
Corporate debt securities	-	(15)	-
Equity securities	(1)	(23)	(3)
Mutual fund units	(3)	(5)	-
Total gross realized losses on sales of available for sale securities	(88)	(49)	(14)
Net realized gains / (losses) on sales of available for sale securities	350	250	100

Other-Than-Temporary-Impairment
OTTI of Greek government bonds	(378)	-	-
Debt securities issued by other governments and public sector entities	(6)	-	-
Corporate debt securities	(10)	(11)	(1)
Equity securities	(16)	(274)	(5)
Total Other-Than-Temporary-Impairment	(410)	(285)	(6)
Net gains / (losses) on available for sale and held to maturity securities	(60)	(35)	94

Other than temporary impairment charges for 2012 included charges related to Greek government bonds eligible for the PSI of EUR 352 million.

Investment Securities Scheduled Maturities Held To Maturity Investments Tables [Text Block]

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their fair values at December 31, comprised:
	2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	67	65	-	132
Debt securities issued by other governments and public sector entities	10,064	102	(57)	10,109
Debt securities issued by financial institutions incorporated outside Greece	110	2	-	112
Debt securities issued by companies incorporated outside Greece	10	-	-	10
Foreign treasury bills	109	-	-	109
Total held-to-maturity securities	10,360	169	(57)	10,472

	2014
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	73	55	-	128
Debt securities issued by other governments and public entities	10,269	260	-	10,529
Debt securities issued by financial institutions incorporated outside Greece	193	8	-	201
Debt securities issued by companies incorporated outside Greece	11	1	-	12
Foreign treasury bills	99	-	-	99
Total held-to-maturity securities	10,645	324	-	10,969

Held-to-maturity Debt securities issued by other governments and public entities include EUR 9,091 million EFSF bonds, received from the HFSF for the Bank’s recapitalization in June 2013 and to cover the funding gap from the acquisition of FBB (see Note 4, “Mergers, Acquisitions, Disposals and New Entities Established''). The Bank is not allowed to sell these bonds, but the Bank is allowed to use them as collateral for repo financing from the Eurosystem or other market counterparties.